EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The components of the numerator for the calculation of basic EPS and diluted EPS for net income from continuing operations, net (loss) income from discontinued operations and net (loss) income are as follows:

(in thousands of $)	2012	2011	2010
Net income from continuing operations	5,882	27,058	20,145
Net (loss) income from discontinued operations	(59,311)	5,594	18,412
Net (loss) income	(53,429)	32,652	38,557

Schedule of Earnings Per Share, Basic and Diluted
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2012	2011	2010
Weighted average number of shares outstanding - basic	24,432	24,426	19,120
Impact of restricted stock units	133	152	—
Weighted average number of shares outstanding - diluted	24,565	24,578	19,120